Cover	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity File Number	333-249998
Entity Registrant Name	GAMING TECHNOLOGIES, INC.
Entity Central Index Key	0001816906
Entity Tax Identification Number	35-2675083
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Summerlin
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89135
City Area Code	347
Local Phone Number	983-1227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false